Putnam
Ohio
Tax Exempt
Income
Fund

SEMIANNUAL REPORT

November 30, 1996

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "While the stock market's higher returns may be a lure, diversification is imperative in any investment portfolio, and municipal bonds can provide that variety."

                              -- Business Week, December 16, 1996

* "Technicals have remained positive for Ohio municipal investors so far this year: moderate but stable economic growth, benign inflation, and a favorable supply/demand ratio created a constructive environment for positive returns."

                                      -- Howard K. Manning, manager
                                 Putnam Ohio Tax Exempt Income Fund

       CONTENTS

 4     Report from Putnam Management

 8     Fund performance summary

12     Portfolio holdings

17     Financial statements

26     Results of December 5, 1996, shareholder meeting



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

The first half of Putnam Ohio Tax Exempt Income Fund's fiscal year 1997 presented a significantly brighter municipal bond market environment than the one that had prevailed in preceding months. As the semiannual period unfolded, the municipal bond market -- including the market for Ohio tax-exempt bonds -- began to develop a sense of serenity. The period closed on November 30, 1996, in an almost upbeat mood.

That is not to imply there were no challenges. Your fund's manager, Howard Manning, continues to address the potential impact of interest-rate trends and the periodic release of economic data on the market and to make the appropriate adjustments to the portfolio. Howard believes the ongoing scarcity of attractive securities bodes well for the market and for your fund in the months ahead. Backed by Putnam's extensive credit research capability, he is confident he will continue to find attractive opportunities.

In the report that follows, Howard discusses the events and strategies that drove the fund's performance during the fiscal year's first half and then takes a look at prospects for the second half.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

January 15, 1997



Report from the Fund Manager
Howard K. Manning

Moderate price gains in the municipal bond market and an attractive income stream from portfolio holdings combined to lead Putnam Ohio Tax Exempt Income Fund to solid total returns for the semiannual period ended November 30, 1996. In the first six months of fiscal year 1997, class A, class B, and class M shares' total returns were 6.39%, 6.05%, and 6.22%, respectively, all at net asset value (1.30%, 1.05%, and 2.82%, respectively, at public offering price). For additional performance information, including a look at your fund's taxable equivalent dividend rate -- the amount of income a person in the top income tax bracket would need from a taxable investment to equal your fund's distributions on an after-tax basis -- please refer to the performance summary that begins on page 8.

* SLOWING ECONOMY AND STRONG DEMAND SPARK MUNICIPAL BOND RALLY

After a difficult and volatile year, the municipal bond market shifted gears and rallied during your fund's semiannual period. The U.S. economy's fast-paced growth of 4.6% during the summer quarter of 1996 gave way to a projection of 2.2% growth for the final three months of the year. Economists expect this slowdown to continue into early 1997. This cooling of economic growth soothed investors' concerns over rising interest rates and helped lead fixed-income investments, including municipal bonds, to higher price levels.

Strong demand also helped spur the period's municipal bond rally. While large numbers of individual U.S. investors focused their attention on the unprecedented gains in the stock market, overseas investors purchased upward of $175 billion in U.S. bonds -- an amount that exceeds the federal budget deficit. Although foreign investors -- ineligible for the tax benefits of municipal bonds -- invested primarily in U.S. Treasury securities, their interest sparked greater demand, which consequently, resulted in rising prices for the municipal market.

In terms of supply, the market for municipal securities was relatively tight through the first few months of the period. June and July are traditionally months in which many bonds mature or reach their call dates and September's municipal bond issuance was the lowest in more than a year. Autumn's lower interest rates, however, made bond issuance more attractive for cash-strapped municipalities, and the overall supply of new bonds rose slightly. Availability of Ohio issues, however, remained slight relative to other regions, as the Buckeye State continued its conservative approach to new bond issuance.

We capitalized on the positive performance of the municipal bond market by maintaining an above-market duration for the past six months. Duration is a measure of a portfolio's sensitivity to interest-rate changes. A longer duration can mean a more volatile net asset value if rates change -- but also one more likely to appreciate substantially if rates decline. A shorter duration can help preserve portfolio value as interest rates rise. Your fund's longer duration helped boost performance during the period as interest rates on medium- and long-term municipal bonds dropped by 46 and 50 basis points, respectively.

* CREDIT RESEARCH CRUCIAL TO PORTFOLIO STRUCTURE

Ohio's economy exemplifies the robust economic strength of the Midwest region. Increased property tax collections and other signs of an improved economy have favored general obligation bonds at both the state and local government levels. With the previously mentioned scarcity of Ohio municipal bonds, our analysts are constantly scouring the secondary and, especially, the new-issue markets for available securities that meet our stringent investment criteria.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS*]

TOP INDUSTRY SECTORS*

Health care                           22.8%

Water and sewerage                    14.6%

Education                             13.6%

Housing                                9.4%

Utilities                              6.6%

Footnote reads:
* Based on net assets as of 11/30/96. Industry sectors will vary over time.

The health-care sector is still a key emphasis for the fund, and likely to remain so for some time. Consolidations, improved methods of cost containment, and a near-total lack of new hospital construction support our favorable view of this sector's potential. In addition to the traditional hospital holdings, our investments include demographically attractive geriatric care facilities such as nursing homes and retirement communities. Since beginning our focus on this sector two years ago, our analysts have become adept at identifying uninsured health-care bonds with steady revenue streams and strong potential for credit upgrades or prerefunding. Prerefunding occurs when an issuer floats a bond to raise capital to pay off, or retire, an older bond. The proceeds from the newer issue are held in top-quality short-term instruments until the old debt can be retired, usually at its first call date. The typical effect of a prerefunding is the same as that of an actual credit upgrade -- price appreciation. In the meantime, these issues make up some of your portfolio's core yield holdings.

* CONSTRUCTIVE, YET CAUTIOUS, OUTLOOK PREVAILS

After the market's positive performance during the past six months, we now believe municipal bonds may be fully priced and we are scaling back your portfolio's duration accordingly. We are also aiming to re-position the portfolio from a barbell structure, which favors holdings in both short- and long-term bonds, to one that emphasizes bonds in the 15- to 20-year maturity range, where we expect to find better values. Seeking improved call protection is another of our priorities and is intended to help protect your fund against any eventual market downturns.

As your fund enters the second half of fiscal l997, we will continue to scrutinize existing and new municipal bond issues to find securities that will contribute to your fund's stream of tax-exempt income. In a post-rally environment, however, we must remain mindful of an inevitable tax consequence -- taxable capital gains from the sales of portfolio holdings that have risen in value. In keeping with the fund's objective of providing tax-free income, we plan to shift portfolio holdings only when the potential benefits will substantially outweigh the effects of any taxable distributions.

[GRAPHIC PIE CHART OMITTED: PORTFOLIO QUALITY OVERVIEW]

PORTFOLIO QUALITY OVERVIEW*

Aaa      --59.3%
Aa       --13.4%
A         --8.8%
Baa      --12.7%
Ba        --3.7%
A-1       --2.1%

Footnote reads:
*As a percentage of market value as of 11/30/96. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions, unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

Pre-election talks of sweeping tax reforms, such as the flat tax and the elimination of the Internal Revenue Service, have been shelved, most likely for the duration of the current administration. Although we remain aware that these issues are merely dormant, not dead, the short-term outlook for tax-advantaged income investments remains constructive.

Footnote reads:
The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/96, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Ohio Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal and state income taxes consistent with preservation of capital.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 11/30/96

                        Class A           Class B         Class M
(inception date)       (10/23/89)        (7/15/93)        (4/3/95)
                       NAV   POP         NAV  CDSC        NAV  POP
------------------------------------------------------------------------
6 months             6.39%   1.30%     6.05%   1.05%    6.22%   2.82%
------------------------------------------------------------------------
1 year               4.93   -0.01      4.35   -0.63     4.60    1.16
------------------------------------------------------------------------
5 years             41.63   34.94        --      --       --      --
Annual average       7.21    6.18        --      --       --      --
------------------------------------------------------------------------
Life of class       66.80   58.95     15.96   13.06    12.74    9.13
Annual average       7.46    6.74      4.48    3.70     7.49    5.40
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/96

                                    Lehman Bros.
                                     Municipal             Consumer
                                    Bond Index           Price Index
------------------------------------------------------------------------
6 months                               6.50%                 1.28%
------------------------------------------------------------------------
1 year                                 5.89                  3.26
------------------------------------------------------------------------
5 years                               45.83                 15.09
Annual average                         7.83                  2.85
------------------------------------------------------------------------
Life of class A                       76.21                 26.27
Annual average                         8.33                  3.34
------------------------------------------------------------------------
Life of class B                       22.34                  9.83
Annual average                         6.23                  2.81
------------------------------------------------------------------------
Life of class M                       15.06                  4.76
Annual average                         8.76                  2.84
------------------------------------------------------------------------

POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/96

                              Class A         Class B          Class M
------------------------------------------------------------------------
Distributions (number)           6               6                6
------------------------------------------------------------------------
Income1                      $0.231664       $0.202300        $0.217887
------------------------------------------------------------------------
  Total                      $0.231664       $0.202300        $0.217887
------------------------------------------------------------------------
Share value:                NAV     POP         NAV         NAV      POP
------------------------------------------------------------------------
5/31/96                    $8.76   $9.20       $8.75       $8.76   $9.05
------------------------------------------------------------------------
11/30/96                    9.08    9.53        9.07        9.08    9.39
------------------------------------------------------------------------
Current return
(end of period)
------------------------------------------------------------------------
Current dividend rate2      5.01%   4.77%       4.36%       4.71%   4.55%
------------------------------------------------------------------------
Taxable equivalent3         8.97    8.54        7.80        8.43    8.14
------------------------------------------------------------------------
Current 30-day SEC yield4   4.62    4.40        3.97        4.29    4.15
------------------------------------------------------------------------
Taxable equivalent3         8.27    7.88        7.11        7.68    7.43
------------------------------------------------------------------------

1 For some investors, investment income may be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 44.13% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)

                             Class A         Class B           Class M
                            NAV   POP       NAV   CDSC        NAV   POP
------------------------------------------------------------------------
6 months                  4.67%  -0.31%   4.25%   -0.75%   4.41%  -0.98%
------------------------------------------------------------------------
1 year                    3.36   -1.58    2.72    -2.20    2.94   -0.42
------------------------------------------------------------------------
5 years                  38.22   31.62      --       --      --      --
Annual average            6.69    5.65      --       --      --      --
------------------------------------------------------------------------
Life of class            65.77   57.96   15.09    12.22   11.91    8.32
Annual average            7.28    6.56    4.13     3.38    6.64    4.68
------------------------------------------------------------------------

Footnote reads:
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or for distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



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

Portfolio of investments owned
November 30, 1996 (Unaudited)

                   Key to Abbreviations
                   AMBAC      --AMBAC Indemnity Corporation
                   CLI Insd.  --Connie Lee Insurance Insured
                   FGIC       --Financial Guaranty Insurance Company
                   FHA Insd.  --Federal Housing Administration Insured
                   FNMA Coll. --Federal National Mortgage Association Collateralized
                   GNMA Coll. --Government National Mortgage Association Collateralized
                   G.O. Bonds --General Obligation Bonds
                   IFB        --Inverse Floating Rate Bonds
                   MBIA       --Municipal Bond Investors Assurance Corporation
                   RAN        --Revenue Anticipation Notes
                   VRDN       --Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES  (99.2%) *
PRINCIPAL AMOUNT                                                                                             RATINGS**     VALUE

Ohio  (87.0%)
--------------------------------------------------------------------------------------------------------------------------------
         $100,000  Akron-Wilbeth, Hsg. Dev. Corp. 1st Mtge. Rev. Bonds, FHA Insd.,
                   7.9s, 8/1/03                                                                              Aaa       $ 117,250
        1,990,000  Bedford, Hosp. Impt. Rev. Bonds (Bedford Cmnty. Hosp. Inc.),
                   8 1/2s, 5/15/09                                                                           AAA/P     2,221,338
        1,500,000  Brecksville-Broadview Heights, City School Dist. G.O. Bonds, FGIC, 6 1/2s, 12/1/16        Aaa       1,674,375
        1,625,000  Cincinnati, Student Loan Funding Corp. Rev. Bonds, Ser. B, 8 7/8s, 8/1/08                 BBB/P     1,704,219
                   Cleveland, City School Dist. G.O. Bonds
          900,000    9s, 12/1/08                                                                             Aaa       1,004,625
        2,500,000    8 1/4s, 12/1/08                                                                         Aaa       2,981,250
        1,000,000    AMBAC, 7.35s, 12/1/08                                                                   Aaa       1,086,250
        4,870,000  Cleveland, G.O. Bonds, Ser. B, AMBAC, 6 3/4s, 10/1/08 #                                   Aaa       5,472,663
        2,500,000  Cleveland, Pkg. Fac.  Impt. Rev. Bonds, 8s, 9/15/12                                       BB/P      2,978,125
                   Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame)
        1,900,000    6 3/4s, 3/15/18                                                                         BBB/P     1,957,000
        2,000,000    6 5/8s, 3/15/11                                                                         BBB/P     2,057,500
                   Cleveland, Waterworks 1st Mtge. Rev. Bonds
        2,000,000    Ser. F-92A, AMBAC, 6 1/2s, 1/1/21                                                       Aaa       2,225,000
        3,000,000    Ser. G, MBIA, 5 1/2s, 1/1/21                                                            Aaa       3,067,500
        7,950,000    Ser. G, MBIA, 5 1/2s, 1/1/13                                                            Aaa       8,198,438
        1,000,000  Clyde, Elec. Syst. Mtge. Rev. Bonds, Ser. B, 8 3/8s, 11/15/14                             BB/P      1,040,000
                   Cuyahoga Cnty., Hosp. Rev. Bonds
        4,050,000    (Cleveland-Fairview Gen. Hosp. & Lutheran Med. Ctr.), MBIA, 6 1/4s, 8/15/10             Aaa       4,374,000
        1,940,000    (U. Hosp.), Ser. A, MBIA, 6s, 1/15/06                                                   Aaa       2,112,175
        1,640,000  Delaware, School Dist. Rev. Bonds, FGIC, 5 3/4s, 12/1/15                                  Aaa       1,685,100
        1,300,000  Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14                                                 Aa        1,464,125
        2,000,000  Evendale, Indl. Dev. VRDN (Real Estate Inc.), 3.35s, 9/1/15                               A-1       2,000,000
        2,000,000  Findlay, G.O. Bonds, 5 7/8s, 7/1/17                                                       AA        2,062,500
        1,300,000  Franklin Cnty., Convention Fac.  Auth. Tax & Lease RAN, MBIA, 7s, 12/1/19                 Aaa       1,457,625
        8,000,000  Franklin Cnty., Hosp. Rev. Bonds (Holy Cross Hlth. Syst., Corp.), 5.8s, 6/1/16            Aa        8,170,000
        4,020,000  Geauga Cnty., Hosp. Impt. Rev. Bonds (Geauga Hosp. Assn.), 8 3/4s, 11/15/13               BBB       4,194,589
                   Hamilton Cnty., Elec. Syst. Mtge. Rev. Bonds, Ser. B
          700,000    FGIC, 8s, 10/15/22                                                                      Aaa         764,750
        2,600,000    FGIC, 7 1/4s, 10/15/23                                                                  Aaa       2,759,250
        3,300,000  Hamilton Cnty., Swr. Syst. Rev. Bonds, Ser. A, FGIC, 5 1/2s, 12/1/17                      Aaa       3,328,875
        1,000,000  Hubbard, Swr. Syst. Mtge. Rev. Bonds, 8.8s, 11/15/17                                      BBB/P     1,066,250
        1,800,000  Huron Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s, 12/1/20                                 Aaa       2,076,750
        1,320,000  Kirtland, G.O. Bonds, AMBAC, 7 1/2s, 12/1/16                                              Aaa       1,491,600
          363,018  Lake Cnty., Indl. Dev. Rev. Bonds (Madison Inn Hlth. Ctr.), FHA Insd., 12s, 5/1/14        BBB/P       392,967
        1,000,000  Lakota, Local School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10                                 Aaa       1,190,000
          834,389  Logan Cnty., Indl. Dev. Rev. Bonds (Indian Lake Hlth.), FHA Insd., 12s, 3/15/14           AAA/P       998,391
        1,910,000  Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds (Harr Plaza & Intl.),
                   Ser. A, 6 3/8s, 7/15/19                                                                   A         1,933,875
                   Lorain Cnty., Fac. Rev. Bonds (Laurel Lake)
        1,500,000    7.3s, 12/15/14                                                                          BB/P      1,560,000
        1,750,000    7 1/8s, 12/15/18                                                                        BB/P      1,800,313
        5,325,000  Lorain Cnty., Hosp. Rev. Bonds (EMH Regl. Med. Ctr.), AMBAC, 7 3/4s, 11/1/13              Aaa       6,270,188
                   Marion Cnty., Hlth. Care Fac. Rev. Bonds (United Church Homes)
          460,000    8 7/8s, 12/1/12                                                                         BBB/P       533,025
        4,000,000    6 3/8s, 11/15/10                                                                        BBB       4,095,000
        2,000,000    6.3s, 11/15/15                                                                          BBB       2,015,000
        1,205,000  Massillon, Rev. Bonds (Lincoln Ctr. Phase II), AMBAC, 6.95s, 12/1/10                      Aaa       1,429,431
        2,500,000  Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), Ser. A, 6 3/8s, 5/15/26      Baa       2,534,375
        1,895,000  Montgomery-Conifers, Hsg. Dev. Corp. Mtge. Rev. Bonds (Conifers ), FHA Insd.,
                     8.45s, 6/1/28                                                                           AA        1,994,677
        2,800,000  Mount Vernon, Hosp. Rev. Bonds (Knox Cmnty. Hosp.), 7 7/8s, 6/1/12                        BBB/P     2,880,556
                   Muskingum Cnty., Hosp. Fac. Rev. Bonds
        1,000,000    (Franciscan Sisters), CLI Insd., 5 3/8s, 2/15/12                                        AAA         970,000
        1,000,000    (Bethesda Care Syst.), CLI Insd., 5.1s, 12/1/05                                         AAA       1,020,000
        2,700,000  North Olmsted, G.O. Bonds, AMBAC, 6.2s, 12/1/11                                           Aaa       2,980,125
                   North Royalton, City School Dist. G.O. Bonds
        1,885,000    MBIA, 6 5/8s, 12/1/06                                                                   Aaa       2,167,750
        1,000,000    AMBAC, 5.65s, 12/1/08                                                                   Aaa       1,073,750
          835,000  Northwestern, School Dist. Rev. Bonds (Wayne & Ashland Cntys. School Impt.),
                     FGIC, 7.2s, 12/1/10                                                                     Aaa       1,006,175
        3,350,000  OH Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15                           AA        3,957,188
        3,000,000  OH Cap. Corp. Multi-Fam. Hsg. Rev. Bonds, Ser. A, FNMA Coll., 7.6s, 11/1/23               AAA       3,214,440
        6,414,000  OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB, Ser. A-2, GNMA Coll., 9.909s, 3/24/31           Aaa       6,935,138
                   OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
          600,000    Ser. C, GNMA Coll., 7.85s, 9/1/21                                                       AAA         645,000
          490,000    Ser. 85-A, FGIC, zero %, 1/15/15                                                        Aaa          79,625
                   OH State Bldg. Auth. Rev. Bonds
        1,000,000    (Adult Correctional Fac.), Ser. A,  AMBAC, 6s, 4/1/06                                   Aaa       1,095,000
        7,000,000    (Correctional Fac.), Ser. S, 5s, 9/1/12                                                 AA        6,667,500
        1,015,000    (Workers Comp. W. Green Bldg.), Ser. A, 4 3/4s, 4/1/14                                  AA          931,263
                   OH State Econ. Dev. Rev. Bonds
        1,510,000    (Sponge, Inc.), Ser. 5-A, 8 3/8s, 6/1/14                                                A         1,642,125
          665,000    (Superior Forge & Steel Corp.), Ser. 3, 7 5/8s, 6/1/11                                  A           739,813
                   OH State Higher Ed. Fac. Rev. Bonds (Case Western Reserve U.)
        4,500,000    6 1/4s, 10/1/18                                                                         Aa        5,017,500
        1,000,000    6s, 10/1/14                                                                             Aa        1,086,250
        3,900,000  OH State Tpk. Comm. Rev. Bonds, Ser. A, MBIA, 5.7s, 2/15/17                               Aaa       3,982,875
                   OH State Wtr. Dev. Auth. Poll. Control Fac.  Rev. Bonds
        2,500,000    (PA Pwr.), Ser. B, 8.1s, 9/1/18                                                         Baa       2,600,250
        1,250,000    (Cleveland Elec. Illuminating), 8s, 10/1/23                                             Ba        1,301,563
                   OH State Wtr. Dev. Auth. Rev. Bonds
           15,000    AMBAC, 9 3/8s, 12/1/18                                                                  Aaa          15,539
        2,900,000    (Impt. Pure Wtr.), AMBAC, 5 1/2s, 12/1/11                                               Aaa       2,947,125
                   OH State Wtr. Dev. Auth. Poll. Control Fac.  Rev. Bonds
        5,555,000    (Wtr. Qlty. Loan Fund), Ser. 95, MBIA, 5 1/2s, 6/1/15                                   Aaa       5,610,550
        2,200,000    (State Match Loan Fund), Ser. 95, MBIA, 6 1/2s, 6/1/05                                  Aaa       2,488,750
        5,700,000  OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds (North Star Broken Hill Steel),
                   6.45s, 9/1/20                                                                             A         5,977,875
        2,275,000  Orville, Elec. Syst. Mtge. Rev. Bonds, Ser. A, AMBAC, 7 1/2s, 12/1/10                     Aaa       2,445,625
        1,000,000  Oxford, Wtr. Supply Syst. Mtge. Rev. Bonds, AMBAC, 7 5/8s, 12/1/14                        Aaa       1,091,250
        1,000,000  Pickerington, Local School Dist. Construction & Impt. Rev. Bonds, FGIC, 5.8s, 12/1/09     Aaa       1,077,500
                   Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial Hosp.)
        1,750,000    7 3/4s, 12/1/09                                                                         BBB/P     1,721,563
          795,000    7 3/8s, 12/1/01                                                                         BBB/P       790,031
        2,895,000  Scioto Cnty., Hosp. Fac. VRDN (VHA Cent. Inc. Cap. Asset), Ser. B, AMBAC, 3.5s, 12/1/25   A-1       2,895,000
        2,600,000  Southwest, Local School Dist. G.O. Bonds (Hamilton Cnty.), AMBAC, 7.65s, 12/1/10          Aaa       2,931,500
        1,500,000  Springboro,Cmnty. City School Dist. G.O. Bonds, AMBAC, 6s, 12/1/11                        Aaa       1,633,125
        2,925,000  Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12                                Aaa       3,239,438
        1,175,000  Toledo, Waterworks Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12                                Aaa       1,288,094
        1,100,000  Tuscarawas Cnty., Hosp. Fac. Rev. Bonds (Union Hosp.), Ser. A, 6 1/2s, 10/1/21            Baa       1,105,500
        1,000,000  Twin Valley, Local School Dist. Rev. Bonds, FGIC, 7.05s, 12/1/11                          Aaa       1,195,000
        3,240,000  U. of OH Rev. Bonds, FGIC, 5s, 12/1/13                                                    Aaa       3,118,500
                   Westerville, City School Dist. Rev. Bonds
        1,610,000    (School Impt.), 6 1/4s, 12/1/09                                                         A         1,781,063
        1,590,000    (School Impt.), 6 1/4s, 12/1/08                                                         A         1,766,880
        3,000,000  Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s, 12/1/14                                  Aaa       3,551,250
                   Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, FHA Insd.
          220,000    7 3/8s, 10/1/21                                                                         Aaa         265,925
          205,000    7 3/8s, 10/1/20                                                                         Aaa         247,794
          185,000    7 3/8s, 10/1/19                                                                         Aaa         223,619
          180,000    7 3/8s, 10/1/18                                                                         Aaa         217,575
          160,000    7 3/8s, 10/1/17                                                                         Aaa         193,200
          155,000    7 3/8s, 10/1/16                                                                         Aaa         187,163
                                                                                                                    ------------
                                                                                                                     205,540,684

Puerto Rico  (12.2%)
--------------------------------------------------------------------------------------------------------------------------------
        4,000,000  Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. Y, MBIA, 6 1/2s, 7/1/06                 Aaa       4,570,000
                   Cmnwlth. of PR, G.O. Bonds
        1,100,000    MBIA, 6 1/2s, 7/1/08                                                                    Aaa       1,260,875
        5,425,000    MBIA, 6 1/2s, 7/1/07                                                                    Aaa       6,238,750
        4,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Hwy. Rev. Bonds, Ser. W, 5 1/2s, 7/1/15               A         4,030,000
        1,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. Z, MBIA, 6 1/4s, 7/1/15              Aaa       1,120,000
        1,350,000  Cmnwlth. of PR, Hwy. Auth. Rev. Bonds, Ser. Q, 7 3/4s, 7/1/16                             AAA       1,535,625
        3,600,000  Cmnwlth. of PR, Impt. G.O. Bonds, 7.7s, 7/1/20                                            AAA       4,090,500
        3,000,000  Cmnwlth. of PR, Pub. Bldg. Auth. Ed. & Hlth. Fac. Rev. Bonds, 4.8s,
                     (5.7s, 7/1/98), 7/1/16 ++                                                               A         2,853,750
        1,440,000  Cmnwlth. of PR, Pub. Bldg. Auth. Fac. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 7/1/12           Aaa       1,609,200
        1,400,000  Cmnwlth. of PR, Tel. Auth. IFB, MBIA, 6.458s, 1/16/15                                     Aaa       1,407,000
                                                                                                                    ------------
                                                                                                                      28,715,700
--------------------------------------------------------------------------------------------------------------------------------
                   Total Investments (cost $221,724,994) ***                                                       $ 234,256,384
--------------------------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $236,199,099.

** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 1996 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1996.
    Securities rated by Putnam are indicated by "/P" and are not publicly rated.

*** The aggregate identified cost on a tax basis is $221,724,994, resulting in gross unrealized appreciation and depreciation of $24,872,071 and $12,340,681, respectively, or net unrealized appreciation of $12,531,390.

++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

# A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1996.

    The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at November 30, 1996.

    The fund had the following industry group concentrations greater than 10% at
    November 30, 1996 (as a percentage of net assets):

    Healthcare                    22.8%
    Water & Sewer                 14.6
    Education                     13.6

    The fund had the following insurance
    concentrations greater than 10% at
    November 30, 1996 (as a percentage of net assets):

    MBIA                          20.7%
    AMBAC                         20.3

--------------------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1996
                                                                              Unrealized
                                          Aggregate Face   Expiration       Appreciation/
                          Total Value         Value           Date         (Depreciation)
--------------------------------------------------------------------------------------------
Municipal Bond Index
Futures (Long)            $5,946,875       $5,902,969        Dec-96           $43,906
U.S. Treasury Bond
Futures (Short)            5,793,750        5,750,104        Mar-96           (43,646)
--------------------------------------------------------------------------------------------
                                                                                 $260
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1996 (Unaudited)

Assets
--------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $221,724,994) (Note 1)                                         $234,256,384
--------------------------------------------------------------------------------------------
Cash                                                                               1,098,414
--------------------------------------------------------------------------------------------
Interest receivable                                                                4,828,166
--------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               331,911
--------------------------------------------------------------------------------------------
Receivable for securities sold                                                        85,000
--------------------------------------------------------------------------------------------
Total assets                                                                     240,599,875

Liabilities
--------------------------------------------------------------------------------------------
Payable for variation margin                                                           3,125
--------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                595,270
--------------------------------------------------------------------------------------------
Payable for securities purchased                                                   2,957,991
--------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           296,082
--------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         347,097
--------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            17,448
--------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                          5,946
--------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                           1,195
--------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                94,543
--------------------------------------------------------------------------------------------
Other accrued expenses                                                                82,079
--------------------------------------------------------------------------------------------
Total liabilities                                                                  4,400,776
--------------------------------------------------------------------------------------------
Net Assets                                                                      $236,199,099

Represented by
--------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $227,070,470
--------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         129,317
--------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                             (3,532,338)
--------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        12,531,650
--------------------------------------------------------------------------------------------
Total - Representing net assets applicable to capital shares outstanding        $236,199,099

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($190,207,920 divided by 20,946,818 shares)                                            $9.08
--------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.08)*                                 $9.53
--------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($45,302,611 divided by 4,996,094 shares)**                                            $9.07
--------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($688,568 divided by 75,843 shares)                                                    $9.08
--------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.08)***                               $9.39
--------------------------------------------------------------------------------------------

* On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended November 30, 1996 (Unaudited)

Tax exempt interest income:                                                                $7,250,511
-----------------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                              695,917
-----------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                124,075
-----------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                              11,678
-----------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                3,562
-----------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                         187,390
-----------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                         185,383
-----------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                           1,595
-----------------------------------------------------------------------------------------------------
Reports to shareholders                                                                        20,783
-----------------------------------------------------------------------------------------------------
Registration fees                                                                                 291
-----------------------------------------------------------------------------------------------------
Auditing                                                                                       13,848
-----------------------------------------------------------------------------------------------------
Legal                                                                                          12,175
-----------------------------------------------------------------------------------------------------
Postage                                                                                        53,045
-----------------------------------------------------------------------------------------------------
Other                                                                                           7,331
-----------------------------------------------------------------------------------------------------
Total expenses                                                                              1,317,073
-----------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                    (53,322)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                1,263,751
-----------------------------------------------------------------------------------------------------
Net investment income                                                                       5,986,760
-----------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                              (38,763)
-----------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                                31,760
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period                    8,326,072
-----------------------------------------------------------------------------------------------------
Net gain on investments                                                                     8,319,069
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $14,305,829
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                       Six months ended             Year ended
                                                                            November 30                 May 31
                                                                       ---------------------------------------
                                                                                   1996*                  1996
--------------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $5,986,760           $12,129,002
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                           (7,003)              938,453
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                 8,326,072            (5,934,894)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                                               14,305,829             7,132,561
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------------
From net investment income
     Class A                                                                  (4,919,142)          (10,350,980)
--------------------------------------------------------------------------------------------------------------
     Class B                                                                    (998,241)           (1,781,308)
--------------------------------------------------------------------------------------------------------------
     Class M                                                                     (15,716)               (8,960)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                    (956,896)            7,768,385
--------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                   7,415,834             2,759,698
--------------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                          228,783,265           226,023,567
--------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $129,317 and $75,656, respectively)                               $236,199,099          $228,783,265
--------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
                                                                                                      For the period
                                                                Six months                             April 3, 1995
                                                                     ended                 Year     (commencement of
                                                               November 30                ended       operations) to
                                                                (unaudited)              May 31               May 31
----------------------------------------------------------------------------------------------------------------------------
                                                                      1996                 1996                 1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                         Class M
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $8.76                $8.95                $8.76
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .22                  .45                  .08
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 .32                 (.18)                 .19
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .54                  .27                  .27
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net investment income                                            (.22)                (.46)                (.08)
----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.22)                (.46)                (.08)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $9.08                $8.76                $8.95
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                     6.22*                3.00                 3.05*
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $689                 $495                   $1
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                         .66*                1.27                  .20*
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)              2.46*                4.85                  .89*
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               11.65*               33.23                66.29
----------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                           Six months ended
                                                                November 30           Year ended           Year ended
                                                                 (unaudited)              May 31               May 31
-----------------------------------------------------------------------------------------------------------------------------
                                                                       1996                 1996                 1995
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Class B
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $8.75                $8.94                $8.79
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   .20                  .42                  .46
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  .32                 (.19)                 .16
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .52                  .23                  .62
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                             (.20)                (.42)                (.46)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                    --                   --                 (.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.20)                (.42)                (.47)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $9.07                $8.75                $8.94
-----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                      6.05*                2.63                 7.39
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                            $45,303              $41,655              $32,847
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                          .83*                1.61                 1.58
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               2.31*                4.71                 5.24
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                11.65*               33.23                66.29
-----------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)
                                                            For the period
                                                             July 15, 1993
                                                             (commencement     Six months ended
                                                         of operations) to          November 30           Year ended
                                                                    May 31           (unaudited)              May 31
----------------------------------------------------------------------------------------------------------------------------
                                                                      1994                 1996                 1996
----------------------------------------------------------------------------------------------------------------------------
                                                                                         Class B
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $9.37                $8.76                $8.95
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .40                  .23                  .48
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                (.46)                 .32                 (.19)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (.06)                 .55                  .29
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net investment income                                            (.40)                (.23)                (.48)
----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                 (.12)                  --                   --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.52)                (.23)                (.48)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $8.79                $9.08                $8.76
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                    (1.49)*               6.39*                3.30
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $17,959             $190,208             $186,633
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                        1.42*                 .51*                 .96
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)              4.35*                2.65*                5.39
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               44.45                11.65*               33.23
----------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                     Year ended May 31
-----------------------------------------------------------------------------------------------------------------------------
                                                                       1995                 1994                 1993
-----------------------------------------------------------------------------------------------------------------------------
                                                                                         Class A
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $8.80                $9.26                $8.78
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   .52                  .53                  .54
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  .15                 (.35)                 .48
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .67                  .18                 1.02
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                             (.51)                (.52)                (.54)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                  (.01)                (.12)                  --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.52)                (.64)                (.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $8.95                $8.80                $9.26
-----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                      8.04                 1.88                11.94
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $193,176             $194,130             $177,879
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                          .93                  .99                 1.04
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               5.97                 5.68                 5.90
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                66.29                44.45                21.57
-----------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)
                                                               Year ended May 31
-----------------------------------------------------------------------------------
                                                                       1992
-----------------------------------------------------------------------------------
                                                                     Class A
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $8.55
-----------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------
Net investment income                                                   .57(a)
-----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  .23
-----------------------------------------------------------------------------------
Total from investment operations                                        .80
-----------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------
From net investment income                                             (.57)
-----------------------------------------------------------------------------------
From net realized gain on investments                                    --
-----------------------------------------------------------------------------------
Total distributions                                                    (.57)
-----------------------------------------------------------------------------------
Net asset value, end of period                                        $8.78
-----------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                      9.65
-----------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $140,309
-----------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                          .90(a)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               6.41(a)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                15.20(d)
-----------------------------------------------------------------------------------

*   Not annualized.

(a) Reflects an expense limitation. As a result, net investment income for the year ended May 31, 1992 reflects expense reductions of approximately $0.01 per class A share.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(d) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Ohio Tax Exempt
    Income Fund II, from the acquisition of Putnam Ohio Tax Exempt Income Fund.




Notes to financial statements
November 30, 1996 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a portfolio of Ohio tax-exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1996, the fund had a capital loss carryover of approximately $2,917,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

     Loss Carryover            Expiration
------------------------------------------
     $1,981,000              May 31, 2003
        936,000              May 31, 2004

E) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds, original issue and stepped-coupon bonds are accreted according to the effective yield method.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.340% of the next $5 billion and 0.330% thereafter. Prior to September 20, 1996, any amount over $1.5 billion was based on 0.40%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1996, fund expenses were reduced by $53,322 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $730 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $11,553 and $201 from the sale of class A and class M shares, respectively and $69,977 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1996, purchases and sales of investment securities other than short-term investments aggregated $26,399,196 and $28,490,080, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                             Six months ended
                             November 30, 1996
----------------------------------------------------
Class A                   Shares            Amount
----------------------------------------------------
Shares sold              554,211        $4,913,394
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distribution             354,682         3,140,974
----------------------------------------------------
                         908,893         8,054,368

Shares
repurchased           (1,267,367)      (11,235,692)
----------------------------------------------------
Net decrease            (358,474)      $(3,181,324)
----------------------------------------------------

                                 Year ended
                                May 31, 1996
----------------------------------------------------
Class A                  Shares             Amount
----------------------------------------------------
Shares sold           1,664,704        $14,921,281
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distribution            739,838          6,620,990
----------------------------------------------------
                      2,404,542         21,542,271

Shares
repurchased          (2,684,436)       (23,982,793)
----------------------------------------------------
Net decrease           (279,894)       $(2,440,522)
----------------------------------------------------

                             Six months ended
                            November 30, 1996
----------------------------------------------------
Class B                  Shares             Amount
----------------------------------------------------
Shares sold             678,348         $6,003,104
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions            66,450            587,658
----------------------------------------------------
                        744,798          6,590,762

Shares
repurchased            (510,695)        (4,535,854)
----------------------------------------------------
Net increase            234,103         $2,054,908
----------------------------------------------------

                                Year ended
                               May 31, 1996
----------------------------------------------------
Class B                   Shares            Amount
----------------------------------------------------
Shares sold            1,827,306       $16,326,847
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions            116,237         1,038,592
----------------------------------------------------
                       1,943,543        17,365,439

Shares
repurchased             (855,573)       (7,662,401)
----------------------------------------------------
Net increase           1,087,970        $9,703,038
----------------------------------------------------

                             Six months ended
                             November 30, 1996
----------------------------------------------------
Class M                   Shares            Amount
----------------------------------------------------
Shares sold               17,753          $155,674
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,562            13,846
----------------------------------------------------
                          19,315           169,520

Shares
repurchased                   --                --
----------------------------------------------------
Net increase              19,315          $169,520
----------------------------------------------------

                               Year ended
                              May 31, 1996
----------------------------------------------------
Class M                  Shares             Amount
----------------------------------------------------
Shares sold              56,781           $509,049
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               767              6,820
----------------------------------------------------
                         57,548            515,869

Shares
repurchased              (1,135)           (10,000)
----------------------------------------------------
Net increase             56,413           $505,869
----------------------------------------------------



Results of December 5, 1996 shareholder meeting

A meeting of shareholders of the fund was held on December 5, 1996. At the meeting, each of the nominees for Trustees was elected, as follows:

                                              Votes
                          Votes for          withheld
                          ---------          --------
Jameson Adkins Baxter    14,940,719           194,808
Hans H. Estin            14,914,726           220,801
John A. Hill             14,939,691           195,836
Ronald J. Jackson        14,929,148           206,379
Elizabeth T. Kennan      14,940,808           194,719
Lawrence J. Lasser       14,935,963           199,564
Robert E. Patterson      14,943,608           191,919
Donald S. Perkins        14,922,138           213,389
William F. Pounds        14,911,456           224,071
George Putnam            14,906,415           229,112
George Putnam, III       14,884,011           251,516
Eli Shapiro              14,852,936           282,591
A.J.C. Smith             14,942,406           193,121
W. Nicholas Thorndike    14,930,009           205,518

A proposal to ratify the selection of Coopers & Lybrand L.L.P. as auditors for the fund was approved as follows: 14,670,093 votes for, and 84,854 votes against, with 380,580 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments was approved as follows:
13,478,625 votes for, and 615,847 votes against, with 1,041,055 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows: 13,333,202 votes for, and 691,588 votes against, with 1,110,737 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans through purchases of debt obligations, repurchase agreements and securities loans was approved as follows:
12,942,295 votes for, and 1,101,549 votes against, with 1,091,683 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in real estate was approved as follows:
13,197,763 votes for, and 877,696 votes against, with 1,060,068 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to concentration of its assets was approved as follows:
13,500,917 votes for, and 561,598 votes against, with 1,073,012 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in senior securities was approved as follows:
13,549,178 votes for, and 543,359 votes against, with 1,042,990 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities or commodity contracts was approved as follows: 12,869,624 votes for, and 1,192,425 votes against, with 1,073,478 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 13,104,299 votes for, and 945,680 votes against, with 1,085,548 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows: 12,797,808 votes for, and 1,273,551 votes against, with 1,064,168 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 12,932,590 votes for, and 1,094,905 votes against, with 1,108,032 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction which limits the fund's ability to pledge assets was approved as follows: 12,831,395 votes for, and 1,171,156 votes against, with 1,132,976 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in restricted securities was approved as follows: 13,067,706 votes for, and 908,771 votes against, with 1,159,050 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas and mineral interests was approved as follows: 13,140,921 votes for, and 897,958 votes against, with 1,096,648 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investing to gain control of a company's management was approved as follows: 13,066,324 votes for, and 903,959 votes against, with 1,165,244 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DOUBLE DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

*                Formerly Natural Resources Fund

+                Formerly Overseas Growth Fund

[DBL. DAGGER]    Formerly OTC Emerging Growth Fund

[SECTION MARK]   Not available in all states.

**               Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past six years. In 1995, over 146,000 tests of 56 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

* HELP YOUR INVESTMENT GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.*

* SWITCH FUNDS EASILY

You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number: 1-800-225-1581.

* Regular investing of course, does not guarantee a profit or protect against a loss in a declining market.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

Howard K. Manning
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Ohio Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------

29929-848/240/130   1/97